Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Sales of goods and services rendered	$ 1,298,871	$ 1,347,724	$ 1,124,352
Cost of goods sold and services rendered	(973,180)	(1,075,747)	(854,965)
Initial recognition and changes in fair value of biological assets and agricultural produce	87,858	215,941	227,740
Changes in net realizable value of agricultural produce after harvest	1,838	(22,293)	(12,879)
Margin on manufacturing and agricultural activities before operating expenses	415,387	465,625	484,248
General and administrative expenses	(70,320)	(84,287)	(69,794)
Selling expenses	(129,092)	(143,515)	(117,662)
Other operating income / (expense), net	25,590	1,870	(18,768)
Bargain purchase gain on acquisition	0	10,107	0
Profit from operations	241,565	249,800	278,024
Finance income	157,100	25,308	36,670
Finance costs	(122,087)	(137,600)	(151,681)
Other financial results - Net gain / (loss) of inflation effects on monetary items	28,816	(2,144)	11,541
Financial results, net	63,829	(114,436)	(103,470)
Profit before income tax	305,394	135,364	174,554
Income tax expense	(78,673)	(26,758)	(43,837)
Profit for the year	226,721	108,606	130,717
Attributable to:
Equity holders of the parent	226,291	108,138	130,669
Non-controlling interest	$ 430	$ 468	$ 48
Earnings per share attributable to the equity holders of the parent during the year:
Basic earnings per share (USD per share)	$ 2.113	$ 0.982	$ 1.135
Diluted earnings per share (USD per share)	$ 2.105	$ 0.979	$ 1.130